Financial risk management objectives and policies - Liquidity risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Long-term debt	$ 44,419	$ 69,569
Accrued liabilities and other payables	1,455	2,609
Trade payables	4,258	4,757
Total	50,132	76,935
Less than 3 months
Disclosure of financial liabilities [line items]
Long-term debt	1,145	1,966
Accrued liabilities and other payables	1,455	2,609
Trade payables	4,258	4,757
Total	6,858	9,332
3 to 12 months
Disclosure of financial liabilities [line items]
Long-term debt	12,989	23,268
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	12,989	23,268
1 to 5 years
Disclosure of financial liabilities [line items]
Long-term debt	30,285	44,335
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	30,285	44,335
More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	$ 0	$ 0